FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08226

                        TEMPLETON GLOBAL INVESTMENT TRUST
                        ---------------------------------
               (Exact name of registrant as specified in charter)

        500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
        ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/06
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Investment Trust

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Templeton BRIC Fund .......................................................    3

Templeton Emerging Markets Small Cap Fund .................................    7

Templeton Income Fund .....................................................   10

Templeton International (Ex EM) Fund ......................................   22

Notes to Statements of Investments ........................................   27

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                                   INDUSTRY                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 83.9%
    COMMON STOCKS 64.7%
    BRAZIL 4.4%
    AES Tiete SA ....................................   Independent Power Producers & Energy Traders     53,785,311   $  1,560,819
    Banco Nossa Caixa SA ............................                 Commercial Banks                       40,859        917,965
    Companhia de Bebidas das Americas
       (AmBev) ......................................                    Beverages                        3,250,224      1,434,571
    CPFL Energia SA .................................                Electric Utilities                      63,000        884,624
  a Datasul SA ......................................                     Software                          116,993      1,078,756
    Energias do Brasil SA ...........................               Electrical Equipment                    129,400      1,998,689
    Souza Cruz SA ...................................                     Tobacco                            12,389        220,642
    Tele Norte Leste Participacoes SA ...............      Diversified Telecommunication Services            14,000        364,990
                                                                                                                      ------------
                                                                                                                         8,461,056
                                                                                                                      ------------
    CHINA 19.6%
    Aluminum Corp. of China Ltd., H .................                 Metals & Mining                     2,400,000      2,221,322
a,b China Coal Energy Co., H, 144A ..................           Oil, Gas & Consumable Fuels                  48,000         31,160
    China Construction Bank Corp., H ................                 Commercial Banks                    2,020,000      1,285,359
    China Mobile Ltd. ...............................       Wireless Telecommunication Services             140,000      1,209,387
    China Petroleum and Chemical Corp., H ...........           Oil, Gas & Consumable Fuels               3,554,000      3,289,408
    China Shenhua Energy Co. Ltd., H ................           Oil, Gas & Consumable Fuels                 223,000        536,634
    China Telecom Corp. Ltd., H .....................      Diversified Telecommunication Services        11,326,000      6,202,318
    Chiwan Wharf Holdings Ltd., B ...................          Transportation Infrastructure                427,000        849,153
    Chongqing Changan Automobile Co. Ltd., B ........                   Automobiles                       1,392,000      1,175,635
    Citic Pacific Ltd. ..............................             Industrial Conglomerates                  151,000        521,182
    CNOOC Ltd. ......................................           Oil, Gas & Consumable Fuels               3,542,000      3,364,812
    Cosco Pacific Ltd. ..............................          Transportation Infrastructure                100,000        234,730
    Datang International Power Generation
       Co. Ltd., H ..................................   Independent Power Producers & Energy Traders        590,000        614,334
    Denway Motors Ltd. ..............................                   Automobiles                       2,254,000        912,709
    Guangdong Electric Power Development
       Co. Ltd., B ..................................   Independent Power Producers & Energy Traders      2,506,000      1,543,066
  a Industrial and Commercial Bank of China, H ......                 Commercial Banks                    1,274,000        791,014
    Jiangling Motors Corp. Ltd., B ..................                   Automobiles                         735,000        852,240
    PetroChina Co. Ltd., H ..........................           Oil, Gas & Consumable Fuels               3,698,000      5,238,613
  a PICC Property and Casualty Co. Ltd., H ..........                    Insurance                          616,000        315,952
    Shandong Chenming Paper Holdings Ltd., B ........             Paper & Forest Products                 1,614,400        923,505
    Shanghai Industrial Holdings Ltd. ...............             Industrial Conglomerates                  564,000      1,200,625
a,b Shanghai Jin Jiang International Hotels
       (Group) Co. Ltd., H, 144A ....................          Hotels, Restaurants & Leisure                 22,000         10,549
    Shenzhen International Holdings Ltd. ............             Air Freight & Logistics                 9,082,000        537,041
    Sinotrans Ltd., H ...............................             Air Freight & Logistics                 5,222,000      1,886,301
    Weiqiao Textile Co. Ltd., H .....................         Textiles, Apparel & Luxury Goods              832,000      1,120,863
  a Xiwang Sugar Holdings Co. Ltd. ..................                  Food Products                        822,000        423,725
    Yanzhou Coal Mining Co. Ltd., H .................           Oil, Gas & Consumable Fuels                 868,000        700,724
                                                                                                                      ------------
                                                                                                                        37,992,361
                                                                                                                      ------------


                                         Quarterly Statements of Investments | 3

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                                   INDUSTRY                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    HONG KONG 1.2%
    Cheung Kong Infrastructure Holdings Ltd. ........                Electric Utilities                      38,000   $    117,969
    Hopewell Holdings Ltd. ..........................          Transportation Infrastructure                195,000        684,329
    Norstar Founders Group Ltd. .....................                 Auto Components                     3,041,000      1,016,384
    VTech Holdings Ltd. .............................             Communications Equipment                   86,000        530,649
                                                                                                                      ------------
                                                                                                                         2,349,331
                                                                                                                      ------------
    INDIA 13.2%
    Ashok Leyland Ltd. ..............................                    Machinery                          674,000        694,396
    Gail India Ltd. .................................                  Gas Utilities                        195,181      1,157,193
    Gujarat Industries Power Co. Ltd. ...............   Independent Power Producers & Energy Traders         99,598        145,057
    HCL Infosystems Ltd. ............................                   IT Services                         319,035      1,151,318
    Hero Honda Motors Ltd. ..........................                   Automobiles                          89,900      1,553,559
    Hindalco Industries Inc. ........................                 Metals & Mining                       123,900        488,972
    Hindustan Petroleum Corp. Ltd. ..................           Oil, Gas & Consumable Fuels                 109,300        689,768
a,b Hirco PLC, 144A .................................                 Capital Markets                        87,200        734,303
    ICICI Bank Ltd. .................................                 Commercial Banks                       98,000      1,977,994
    ICICI Bank Ltd., ADR ............................                 Commercial Banks                       34,700      1,448,378
    Indian Oil Corp. Ltd. ...........................           Oil, Gas & Consumable Fuels                  98,400      1,003,852
    Oil & Natural Gas Corp. Ltd. ....................           Oil, Gas & Consumable Fuels                 153,800      3,033,292
  a Reliance Communication Ltd. .....................       Wireless Telecommunication Services             118,000      1,260,646
    Reliance Industries Ltd. ........................           Oil, Gas & Consumable Fuels                  33,600        967,557
    Satyam Computer Services Ltd. ...................                   IT Services                         119,500      1,310,938
    Satyam Computer Services Ltd., ADR ..............                   IT Services                          10,400        249,704
    Sesa Goa Ltd. ...................................                 Metals & Mining                        69,347      2,217,485
    Shipping Corp. of India Ltd. ....................                      Marine                           439,476      1,610,366
    Steel Authority of India Ltd. ...................                 Metals & Mining                       622,000      1,257,677
    Tata Chemicals Ltd. .............................                    Chemicals                          319,116      1,559,230
    Tata Investment Corp. Ltd. ......................                 Capital Markets                           230          1,986
    Tata Motors Ltd. ................................                    Machinery                           20,600        420,382
    Tata Steel Ltd. .................................                 Metals & Mining                        40,500        442,778
    Union Bank of India Ltd. ........................                 Commercial Banks                      108,000        300,265
                                                                                                                      ------------
                                                                                                                        25,677,096
                                                                                                                      ------------
    RUSSIA 25.4%
  a Comstar United Telesystems, GDR .................      Diversified Telecommunication Services            98,000        813,400
  c Evraz Group SA, GDR, Reg S ......................                 Metals & Mining                       132,000      3,346,200
  c Evraz Group SA, GDR, Reg S
       (London Exchange) ............................                 Metals & Mining                        17,000        430,950
    Gazprom, ADR ....................................           Oil, Gas & Consumable Fuels                 334,600     15,391,600
    JSC Salavatnefteorgsintez .......................           Oil, Gas & Consumable Fuels                     740         46,342
    LUKOIL, ADR .....................................           Oil, Gas & Consumable Fuels                  12,300      1,076,250
    LUKOIL, ADR (London Exchange) ...................           Oil, Gas & Consumable Fuels                  79,300      6,922,890
    Mining and Metallurgical Co.
       Norilsk Nickel, ADR ..........................                 Metals & Mining                        32,700      5,133,900
    Mobile TeleSystems ..............................       Wireless Telecommunication Services              52,000        447,200
    Mobile Telesystems, ADR .........................       Wireless Telecommunication Services              34,700      1,741,593
  a OAO TMK .........................................           Energy Equipment & Services                  55,000        456,500


4 | Quarterly Statements of Investments

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                                   INDUSTRY                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    RUSSIA (CONTINUED)
  a OAO TMK, GDR ....................................           Energy Equipment & Services                  67,840   $  2,306,560
  a Open Investments ................................                   Real Estate                           4,000        894,000
    Sberbank RF .....................................                 Commercial Banks                          190        655,500
    TNK-BP ..........................................           Oil, Gas & Consumable Fuels                 677,000      1,756,815
    Unified Energy Systems ..........................                Electric Utilities                   4,361,400      4,710,312
  a Veropharm .......................................                 Pharmaceuticals                        37,000      1,174,750
    VolgaTelecom ....................................      Diversified Telecommunication Services            39,600        239,858
  a ZAO Polyus Gold Co. .............................                 Metals & Mining                        24,481      1,206,913
  a ZAO Polyus Gold Company, ADR ....................                 Metals & Mining                        13,000        631,512
                                                                                                                      ------------
                                                                                                                        49,383,045
                                                                                                                      ------------
    TAIWAN 0.2%
    Asustek Computer Inc. ...........................             Computers & Peripherals                    91,000        249,109
    Mega Financial Holding Co. Ltd. .................                 Commercial Banks                      173,000        127,155
                                                                                                                      ------------
                                                                                                                           376,264
                                                                                                                      ------------
    UNITED KINGDOM 0.7%
a,b Ishaan Real Estate PLC, 144A ....................                   Real Estate                         640,792      1,317,640
                                                                                                                      ------------
    TOTAL COMMON STOCKS
       (COST $108,889,401) ..........................                                                                  125,556,793
                                                                                                                      ------------
    PREFERRED STOCKS 19.2%
    BRAZIL 19.2%
    Banco Bradesco SA, ADR, pfd. ....................                 Commercial Banks                      150,200      6,060,570
    Bradespar SA, pfd. ..............................          Diversified Financial Services                28,200      1,333,115
    Companhia Energetica de Minas Gerais,
       ADR, pfd. ....................................                Electric Utilities                      16,250        783,250
    Companhia Vale do Rio Doce, ADR, pfd., A ........                 Metals & Mining                       330,150      8,666,437
    Investimentos Itau SA, pfd. .....................                 Commercial Banks                      390,000      1,993,353
    Marcopolo SA, pfd. ..............................                    Machinery                          495,000      1,378,540
    Petroleo Brasileiro SA, ADR, pfd. ...............           Oil, Gas & Consumable Fuels                 115,700     10,732,332
    Unibanco - Uniao de Bancos Brasileiros SA,
       GDR, pfd. ....................................                 Commercial Banks                       68,300      6,349,168
                                                                                                                      ------------
    TOTAL PREFERRED STOCKS
       (COST $31,330,326) ...........................                                                                   37,296,765
                                                                                                                      ------------
    TOTAL LONG TERM INVESTMENTS
       (COST $140,219,727) ..........................                                                                  162,853,558
                                                                                                                      ------------


                                         Quarterly Statements of Investments | 5

Templeton Global Investment Trust

------------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                    PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $17,410,709) 9.0%
    GOVERNMENT AND AGENCY SECURITIES 9.0%
    UNITED STATES 9.0%
  d Federal Home Loan Bank, 1/02/07 .................        $ 17,420,000     $ 17,420,000
    TOTAL INVESTMENTS
       (COST $157,630,436) 92.9% ....................                          180,273,558
    OTHER ASSETS, LESS LIABILITIES 7.1% .............                           13,673,621
                                                                              ------------
    NET ASSETS 100.0% ...............................                         $193,947,179
                                                                              ============

See Selected Portfolio Abbreviations on page 26.

a     Non-income producing for the twelve months ended December 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2006, the aggregate value of these securities was $2,093,652, representing 1.08% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2006, the value of these securities was $3,777,150, representing 1.95% of net assets.

d     The security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                             INDUSTRY                          SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 94.9%
    COMMON STOCKS 91.9%
    BERMUDA 3.8%
    Victory City International Holdings Ltd. ........         Textiles, Apparel & Luxury Goods            2,978,000   $  1,075,719
                                                                                                                      ------------
    BRAZIL 2.0%
  a Datasul SA ......................................                     Software                           35,000        322,724
  a Lupatech SA .....................................                    Machinery                           17,000        254,622
                                                                                                                      ------------
                                                                                                                           577,346
                                                                                                                      ------------
    CHILE 1.7%
    La Polar SA .....................................                 Multiline Retail                       95,000        486,287
                                                                                                                      ------------
    CHINA 16.7%
    Chiwan Wharf Holdings Ltd., B ...................          Transportation Infrastructure                260,025        517,099
    Chongqing Changan Automobile Co. Ltd., B ........                   Automobiles                         363,000        306,577
    Geely Automobile Holdings Ltd. ..................                   Automobiles                       2,575,000        254,880
    Global Bio-chem Technology Group Co. Ltd. .......                  Food Products                        400,000        134,719
  a Kongzhong Corp., ADR ............................                     Software                            5,200         50,752
    People's Food Holdings Ltd. .....................                  Food Products                        491,000        400,241
    Shandong Chenming Paper Holdings Ltd., B ........             Paper & Forest Products                   322,700        184,598
    Shenzhen International Holdings Ltd. ............             Air Freight & Logistics                 2,348,000        138,843
    SinoCom Software Group Ltd. .....................                   IT Services                       3,580,000        782,348
  a Sohu.com Inc. ...................................           Internet Software & Services                  3,000         72,000
    Tong Ren Tang Technologies Co. Ltd., H ..........                 Pharmaceuticals                       497,000        793,498
  a Xiwang Sugar Holdings Co. Ltd. ..................                  Food Products                      2,090,000      1,077,354
                                                                                                                      ------------
                                                                                                                         4,712,909
                                                                                                                      ------------
    HONG KONG 9.5%
    Fairwood Holdings Ltd. ..........................          Hotels, Restaurants & Leisure                412,000        492,547
    I.T Ltd. ........................................                 Specialty Retail                    3,136,000        516,005
    Norstar Founders Group Ltd. .....................                 Auto Components                     4,026,000      1,345,597
    Tack Fat Group International Ltd. ...............         Textiles, Apparel & Luxury Goods            1,320,000        179,865
    Yorkey Optical International Cayman Ltd. ........        Electronic Equipment & Instruments             530,000        166,921
                                                                                                                      ------------
                                                                                                                         2,700,935
                                                                                                                      ------------
    HUNGARY 2.9%
    Egis NYRT .......................................                 Pharmaceuticals                         5,937        817,236
                                                                                                                      ------------
    INDIA 9.5%
    Ballarpur Industries Ltd. .......................             Paper & Forest Products                    74,000        180,324
    HCL Infosystems Ltd. ............................                   IT Services                         203,899        735,821
    Ruchi Soya Industries Ltd. ......................                  Food Products                         10,365         75,831
    Sesa Goa Ltd. ...................................                 Metals & Mining                        25,000        799,416
  a Sundaram Finance Ltd. ...........................             Industrial Conglomerates                   20,800        194,893
    Tamilnadu Newsprint and Papers Ltd. .............             Paper & Forest Products                   320,000        673,512
    Tata Investment Corp. Ltd. ......................                 Capital Markets                         3,985         34,412
                                                                                                                      ------------
                                                                                                                         2,694,209
                                                                                                                      ------------
    ISRAEL 0.1%
  a Taro Pharmaceutical Industries Ltd. .............                 Pharmaceuticals                         1,832         18,320
                                                                                                                      ------------


                                         Quarterly Statements of Investments | 7

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                             INDUSTRY                          SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    PAKISTAN 1.9%
    Fauji Fertilizer Co. Ltd. .......................                    Chemicals                          309,000   $    536,518
                                                                                                                      ------------
    PANAMA 0.9%
    Banco Latinoamericano de Exportaciones
       SA, E ........................................                 Commercial Banks                       14,600        247,616
                                                                                                                      ------------
    POLAND 1.8%
  a Techmex SA ......................................                   IT Services                          62,370        506,127
                                                                                                                      ------------
    RUSSIA 5.7%
  a Chelyabinsk Zinc Plant ..........................                 Pharmaceuticals                         2,000        303,000
a,b Cherkizovo Group OJSC, GDR, 144A ................             Food & Staples Retailing                    7,342         99,851
  a Veropharm .......................................                 Pharmaceuticals                        38,000      1,206,500
                                                                                                                      ------------
                                                                                                                         1,609,351
                                                                                                                      ------------
    SOUTH AFRICA 2.9%
    Lewis Group Ltd. ................................                 Specialty Retail                       97,826        821,411
                                                                                                                      ------------
    SOUTH KOREA 5.0%
    Daekyo Co. Ltd. .................................                      Media                                880         88,000
    Intelligent Digital Integrated Security
       Co. Ltd. .....................................                Household Durables                      13,000        185,914
  a Jahwa Electronics Co. Ltd. ......................        Electronic Equipment & Instruments              22,800        203,484
    Kook Soon Dang Brewery Co. Ltd. .................                  Food Products                         82,858        546,150
  a Kumho Tire Co. Ltd. .............................                 Auto Components                        13,000        176,129
    Samsung Fine Chemicals Co. Ltd. .................                    Chemicals                              990         24,803
  a Samwhan Corp. ...................................            Construction & Engineering                   7,180        185,291
                                                                                                                      ------------
                                                                                                                         1,409,771
                                                                                                                      ------------
    TAIWAN 10.7%
    LITE-ON IT Corp. ................................             Computers & Peripherals                   595,000        570,623
    Phoenixtec Power Co. Ltd. .......................               Electrical Equipment                    844,000        929,864
    Realtek Semiconductor Corp. .....................     Semiconductors & Semiconductor Equipment          151,000        259,969
    Sunplus Technology Co. Ltd. .....................     Semiconductors & Semiconductor Equipment          680,000        829,523
    Synnex Technology International Corp. ...........        Electronic Equipment & Instruments             265,000        335,062
  a Yageo Corp. .....................................        Electronic Equipment & Instruments             207,000         96,560
                                                                                                                      ------------
                                                                                                                         3,021,601
                                                                                                                      ------------
    THAILAND 12.2%
    Amata Corp. Public Co. Ltd., fgn. ...............       Real Estate Management & Development          1,251,600        437,795
    Delta Electronics (Thailand) Public
       Co. Ltd., fgn. ...............................        Electronic Equipment & Instruments           1,231,000        600,742
    Hana Microelectronics Public Co. Ltd., fgn. .....        Electronic Equipment & Instruments           1,100,200        868,987
    Kiatnakin Bank Public Co. Ltd., fgn. ............                 Consumer Finance                      213,100        174,327
    Thai Union Frozen Products Ltd., fgn. ...........                  Food Products                        641,500        493,114
    Thanachart Capital Public Co. Ltd., fgn. ........                 Consumer Finance                    1,513,900        593,602
    TISCO Bank Public Co. Ltd., fgn. ................                 Consumer Finance                      471,600        294,002
                                                                                                                      ------------
                                                                                                                         3,462,569
                                                                                                                      ------------


8 | Quarterly Statements of Investments

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                             INDUSTRY                        SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    TURKEY 4.2%
  a Petkim Petrokimya Holding AS ....................                    Chemicals                           30,271   $    109,065
  a Selcuk Ecza Deposu ..............................                 Pharmaceuticals                       202,150        694,065
  a Soda Sanayii AS .................................                    Chemicals                           78,000        402,261
                                                                                                                      ------------
                                                                                                                         1,205,391
                                                                                                                      ------------
    VIETNAM 0.4%
  a Nagacorp Ltd. ...................................          Hotels, Restaurants & Leisure                588,000        105,821
                                                                                                                      ------------
    TOTAL COMMON STOCKS
       (COST $25,136,521) ...........................                                                                   26,009,137
                                                                                                                      ------------
    PREFERRED STOCKS (COST $773,794) 3.0%
    UNITED STATES 3.0%
    Marcopolo SA, pfd ...............................                    Machinery                          310,300        864,163
                                                                                                                      ------------
    TOTAL LONG TERM INVESTMENTS
       (COST $25,910,315) ...........................                                                                   26,873,300
                                                                                                                      ------------

                                                                                                       ------------
                                                                                                         PRINCIPAL
                                                                                                          AMOUNT
                                                                                                       ------------
    SHORT TERM INVESTMENT (COST $2,850,000) 10.1%
    TIME DEPOSIT 10.1%
    UNITED STATES 10.1%
    Paribas Corp., 5.30%, 1/02/07 ...................                                                  $  2,850,000      2,850,000
                                                                                                                      ------------
    TOTAL INVESTMENTS
       (COST $28,760,315) 105.0% ....................                                                                   29,723,300
    OTHER ASSETS, LESS LIABILITIES (5.0)% ...........                                                                   (1,417,240)
                                                                                                                      ------------
    NET ASSETS 100.0% ...............................                                                                 $ 28,306,060
                                                                                                                      ============

See Selected Portfolio Abbreviations on page 26.

a     Non-income producing for the twelve months ended December 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2006, the value of this security was $99,851, representing 0.35% of net assets.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                INDUSTRY                         SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 88.3%
    COMMON STOCKS 56.0%
    AUSTRALIA 1.6%
    Billabong International Ltd. ....................         Textiles, Apparel & Luxury Goods               98,440   $  1,352,128
    National Australia Bank Ltd. ....................                 Commercial Banks                      118,342      3,774,135
    PaperlinX Ltd. ..................................             Paper & Forest Products                   437,524      1,357,349
                                                                                                                      ------------
                                                                                                                         6,483,612
                                                                                                                      ------------
    BERMUDA 0.4%
    XL Capital Ltd., A ..............................                    Insurance                           22,530      1,622,611
                                                                                                                      ------------
    CANADA 0.5%
    BCE Inc. ........................................      Diversified Telecommunication Services            68,578      1,847,972
                                                                                                                      ------------
    CHINA 0.5%
    Travelsky Technology Ltd., H ....................                   IT Services                       1,333,000      2,032,276
                                                                                                                      ------------
    EGYPT 0.5%
    Egyptian Mobile Services ........................       Wireless Telecommunication Services              60,600      1,909,915
                                                                                                                      ------------
    FINLAND 1.4%
    Stora Enso OYJ, R (EUR/FIM Traded) ..............             Paper & Forest Products                   114,590      1,815,174
    UPM-Kymmene OYJ .................................             Paper & Forest Products                   143,550      3,623,110
                                                                                                                      ------------
                                                                                                                         5,438,284
                                                                                                                      ------------
    FRANCE 1.7%
    France Telecom SA ...............................      Diversified Telecommunication Services           175,580      4,855,673
    Total SA, B .....................................           Oil, Gas & Consumable Fuels                  25,860      1,865,559
                                                                                                                      ------------
                                                                                                                         6,721,232
                                                                                                                      ------------
    GERMANY 3.5%
    Bayerische Motoren Werke AG .....................                   Automobiles                          76,750      4,417,283
    Deutsche Post AG ................................             Air Freight & Logistics                   166,020      5,018,642
    E.ON AG .........................................                Electric Utilities                      19,710      2,687,418
    Siemens AG ......................................             Industrial Conglomerates                   18,570      1,853,208
                                                                                                                      ------------
                                                                                                                        13,976,551
                                                                                                                      ------------
    HONG KONG 3.4%
    Bank of East Asia Ltd. ..........................                 Commercial Banks                      442,767      2,507,200
    Hopewell Holdings Ltd. ..........................          Transportation Infrastructure              1,604,000      5,629,047
    Hutchison Whampoa Ltd. ..........................             Industrial Conglomerates                  298,000      3,028,210
    Yue Yuen Industrial Holdings Ltd. ...............         Textiles, Apparel & Luxury Goods              705,000      2,238,484
                                                                                                                      ------------
                                                                                                                        13,402,941
                                                                                                                      ------------
    ITALY 4.8%
    Eni SpA .........................................           Oil, Gas & Consumable Fuels                 204,104      6,865,012
    Mediaset SpA ....................................                      Media                            456,407      5,416,295
    UniCredito Italiano SpA .........................                 Commercial Banks                      738,911      6,476,652
                                                                                                                      ------------
                                                                                                                        18,757,959
                                                                                                                      ------------
    JAPAN 2.1%
    Nintendo Co. Ltd. ...............................                     Software                            6,300      1,635,401
    Takeda Pharmaceutical Co. Ltd. ..................                 Pharmaceuticals                        67,600      4,639,745
    Tamron Co. Ltd. .................................           Leisure Equipment & Products                 96,400      2,044,861
                                                                                                                      ------------
                                                                                                                         8,320,007
                                                                                                                      ------------


10 | Quarterly Statements of Investments

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                 INDUSTRY                        SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    MEXICO 0.5%
    Telefonos de Mexico SA de CV, L, ADR ............      Diversified Telecommunication Services            66,720   $  1,885,507
                                                                                                                      ------------
    NETHERLANDS 3.6%
    ING Groep NV ....................................                 Capital Markets                       175,510      7,782,197
    Reed Elsevier NV ................................                      Media                            219,710      3,747,164
    Unilever NV .....................................                  Food Products                         99,669      2,723,459
                                                                                                                      ------------
                                                                                                                        14,252,820
                                                                                                                      ------------
    RUSSIA 0.5%
    Mobile Telesystems, ADR .........................       Wireless Telecommunication Services              38,720      1,943,357
                                                                                                                      ------------
    SINGAPORE 1.3%
    Singapore Telecommunications Ltd. ...............      Diversified Telecommunication Services         1,458,000      3,118,615
    Venture Corp. Ltd. ..............................        Electronic Equipment & Instruments             210,000      1,848,772
                                                                                                                      ------------
                                                                                                                         4,967,387
                                                                                                                      ------------
    SOUTH AFRICA 2.3%
    Massmart Holdings Ltd. ..........................             Food & Staples Retailing                  139,624      1,398,481
    Old Mutual PLC ..................................                    Insurance                        2,238,070      7,637,245
                                                                                                                      ------------
                                                                                                                         9,035,726
                                                                                                                      ------------
    SOUTH KOREA 0.5%
    Shinhan Financial Group Co. Ltd. ................                 Commercial Banks                       36,890      1,884,167
                                                                                                                      ------------
    SWEDEN 0.3%
    Nordea Bank AB ..................................                 Commercial Banks                       75,530      1,163,068
                                                                                                                      ------------
    TAIWAN 3.1%
    Chunghwa Telecom Co. Ltd., ADR ..................      Diversified Telecommunication Services           185,029      3,650,622
    Compal Electronics Inc. .........................             Computers & Peripherals                 1,689,218      1,505,963
  a Compal Electronics Inc., GDR, 144A ..............             Computers & Peripherals                     3,318         15,129
    Lite-On Technology Corp. ........................             Computers & Peripherals                 1,459,686      1,973,275
    Mega Financial Holding Co. Ltd. .................                 Commercial Banks                    6,881,000      5,057,540
                                                                                                                      ------------
                                                                                                                        12,202,529
                                                                                                                      ------------
    THAILAND 2.3%
    Advanced Info Service Public Co. Ltd., fgn. .....       Wireless Telecommunication Services             869,600      1,913,365
    Bank of Ayudhya Public Co. Ltd. .................                 Commercial Banks                    6,940,700      3,602,507
    Krung Thai Bank Public Co. Ltd., fgn. ...........                 Commercial Banks                   10,306,800      3,459,829
                                                                                                                      ------------
                                                                                                                         8,975,701
                                                                                                                      ------------
    UNITED KINGDOM 13.0%
    Alliance Boots PLC ..............................             Food & Staples Retailing                  286,893      4,708,193
    Aviva PLC .......................................                    Insurance                          283,780      4,568,187
    BP PLC ..........................................           Oil, Gas & Consumable Fuels                 330,045      3,668,000
    Centrica PLC ....................................                 Multi-Utilities                       251,410      1,745,376
    Compass Group PLC ...............................          Hotels, Restaurants & Leisure                690,705      3,922,662
    Electrocomponents PLC ...........................        Electronic Equipment & Instruments             251,950      1,446,914
    GlaxoSmithKline PLC .............................                 Pharmaceuticals                       227,046      5,975,901
    HSBC Holdings PLC ...............................                 Commercial Banks                      133,015      2,438,305
    Kingfisher PLC ..................................                 Specialty Retail                      771,117      3,601,628
    Pearson PLC .....................................                      Media                            247,210      3,735,014


                                        Quarterly Statements of Investments | 11

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                      INDUSTRY                       SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Royal Bank of Scotland Group PLC ................                 Commercial Banks                      124,813   $  4,871,440
    Royal Dutch Shell PLC, B ........................           Oil, Gas & Consumable Fuels                 104,086      3,648,679
    Tesco PLC .......................................             Food & Staples Retailing                  215,081      1,703,769
    Vodafone Group PLC ..............................       Wireless Telecommunication Services           1,945,182      5,390,226
                                                                                                                      ------------
                                                                                                                        51,424,294
                                                                                                                      ------------
    UNITED STATES 8.2%
    Bank of America Corp. ...........................                 Commercial Banks                       71,090      3,795,495
    Bristol-Myers Squibb Co. ........................                 Pharmaceuticals                       190,790      5,021,593
    General Electric Co. ............................             Industrial Conglomerates                  100,870      3,753,373
    JPMorgan Chase & Co. ............................          Diversified Financial Services                88,496      4,274,357
    Merck & Co. Inc. ................................                 Pharmaceuticals                       147,126      6,414,693
    Microsoft Corp. .................................                     Software                          154,780      4,621,731
    Pfizer Inc. .....................................                 Pharmaceuticals                       177,162      4,588,496
                                                                                                                      ------------
                                                                                                                        32,469,738
                                                                                                                      ------------
    TOTAL COMMON STOCKS
       (COST $197,706,951) ..........................                                                                  220,717,654
                                                                                                                      ------------
    PREFERRED STOCKS 0.9%
    BRAZIL 0.9%
    Companhia Vale do Rio Doce, ADR, pfd., A ........                 Metals & Mining                        73,250      1,922,812
    Tele Norte Leste Participacoes SA, ADR, pfd. ....      Diversified Telecommunication Services           114,950      1,715,054
                                                                                                                      ------------
    TOTAL PREFERRED STOCKS (COST $3,194,995) ........                                                                    3,637,866
                                                                                                                      ------------

                                                                                                       ------------
                                                                                                         PRINCIPAL
                                                                                                          AMOUNT c
                                                                                                       ------------
    CORPORATE BONDS & NOTES 4.1%
    BERMUDA 0.1%
    Intelsat Bermuda Ltd., senior note, 8.25%,
       1/15/13 ......................................                                                       200,000        204,000
                                                                                                                      ------------
    BRAZIL 0.1%
    Vale Overseas Ltd., 6.25%, 1/23/17 ..............                                                       400,000        403,818
                                                                                                                      ------------
    CANADA 0.2%
    Abitibi-Consolidated Co. of Canada, senior note,
       8.375%, 4/01/15 ..............................                                                       150,000        130,500
  a Bombardier Inc., senior note, 144A, 8.00%,
       11/15/14 .....................................                                                       100,000        103,000
    CanWest Media Inc., senior sub. note, 8.00%,
       9/15/12 ......................................                                                       100,000        104,875
  a Novelis Inc., senior note, 144A, 7.25%,
       2/15/15 ......................................                                                       200,000        194,500
    Quebecor Media Inc., senior note, 7.75%,
       3/15/16 ......................................                                                       150,000        153,938
                                                                                                                      ------------
                                                                                                                           686,813
                                                                                                                      ------------
    FRANCE 0.0%b
    Rhodia SA, senior note, 10.25%, 6/01/10 .........                                                       100,000        114,500
                                                                                                                      ------------


12 | Quarterly Statements of Investments

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                         PRINCIPAL AMOUNT c      VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    GERMANY 0.2%
    KfW Bankengruppe, senior note, E, 8.25%,
       9/20/07 .............................................                                         60,500,000 ISK   $    818,754
                                                                                                                      ------------
    ICELAND 0.1%
a,d Landsbanki Islands HF, 144A, FRN, 6.07%,
       8/25/09 .............................................                                            500,000            504,071
                                                                                                                      ------------
    ITALY 0.0% b
  a Wind Acquisition Finance SA, senior note, 144A,
       10.75%, 12/01/15 ....................................                                            100,000            114,250
                                                                                                                      ------------
    LUXEMBOURG 0.1%
    Millicom International Cellular SA, senior note,
       10.00%, 12/01/13 ....................................                                            200,000            219,000
                                                                                                                      ------------
    NETHERLANDS 0.1%
  a NXP BV, 144A, 7.875%, 10/15/14 .........................                                            200,000            207,750
                                                                                                                      ------------
    UNITED KINGDOM 0.0% b
    Inmarsat Finance II PLC, senior note, zero cpn. to
       11/15/08, 10.375% thereafter, 11/15/12 ..............                                            200,000            185,250
                                                                                                                      ------------
    UNITED STATES 3.2%
  a Allegheny Energy Supply, 144A, 8.25%, 4/15/12 ..........                                             50,000             55,125
    AMC Entertainment Inc., senior sub. note,
       9.875%, 2/01/12 .....................................                                            200,000            211,000
    Aquila Inc., senior note, 9.95%, 2/01/11 ...............                                            100,000            110,030
    BCP Crystal Holdings Corp., senior sub. note,
       9.625%, 6/15/14 .....................................                                            150,000            166,500
    Beazer Homes USA Inc., senior note,
       8.125%, 6/15/16 .....................................                                            100,000            106,500
    Buckeye Technologies Inc., senior sub. note,
       8.00%, 10/15/10 .....................................                                            200,000            201,000
    Cablevision Systems Corp., senior note, B,
       8.00%, 4/15/12 ......................................                                             50,000             49,375
    Case New Holland Inc., senior note,
       7.125%, 3/01/14 .....................................                                            100,000            102,000
    Case New Holland Inc., senior note,
       9.25%, 8/01/11 ......................................                                            100,000            106,375
    CCH II LLC, senior note, 10.25%, 9/15/10 ...............                                            200,000            210,250
    Chesapeake Energy Corp., senior note,
       6.25%, 1/15/18 ......................................                                            200,000            193,500
    Chesapeake Energy Corp., senior note,
       7.625%, 7/15/13 .....................................                                             50,000             52,937
    Commercial Vehicle Group Inc., senior note,
       8.00%, 7/01/13 ......................................                                            150,000            147,375
    Copano Energy LLC, senior note,
       8.125%, 3/01/16 .....................................                                            150,000            156,000
    Crown Americas Inc., senior note,
       7.75%, 11/15/15 .....................................                                            150,000            156,375
    CSC Holdings Inc., senior deb.,
       7.625%, 7/15/18 .....................................                                             50,000             48,938


                                        Quarterly Statements of Investments | 13

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                         PRINCIPAL AMOUNT c      VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 ..........                                            150,000       $    153,750
    Dex Media Inc., senior disc. note, zero cpn. to
       11/15/08, 9.00% thereafter, 11/15/13 ................                                            100,000             89,750
    Dex Media West LLC, senior sub. note,
       9.875%, 8/15/13 .....................................                                            150,000            164,250
    Dobson Cellular Systems Inc., senior secured note,
       9.875%, 11/01/12 ....................................                                            200,000            219,000
    Dole Foods Co., senior note, 7.25%, 6/15/10 ............                                            100,000             95,750
    DRS Technologies Inc., senior sub. note, 7.625%,
       2/01/18 .............................................                                            150,000            155,250
    Dynegy Holdings Inc., senior note, 8.375%,
       5/01/16 .............................................                                            200,000            211,000
    EchoStar DBS Corp., senior note, 6.375%,
       10/01/11 ............................................                                            100,000             99,625
    EchoStar DBS Corp., senior note, 7.125%,
       2/01/16 .............................................                                             50,000             50,250
    El Paso Corp., senior note, 7.875%, 6/15/12 ............                                            200,000            215,500
    Ford Motor Credit Co., 5.625%, 10/01/08 ................                                            250,000            245,599
    Ford Motor Credit Co., senior note, 9.875%,
       8/10/11 .............................................                                             50,000             53,526
    Forest City Enterprises Inc., senior note, 7.625%,
       6/01/15 .............................................                                            150,000            153,750
  a Freescale Semiconductor Inc., senior note, 144A,
       8.875%, 12/15/14 ....................................                                            200,000            200,250
    Fresenius Medical Care Capital Trust, 7.875%,
       6/15/11 .............................................                                             50,000             52,625
    General Motors Acceptance Corp., 6.875%,
       9/15/11 .............................................                                             50,000             51,336
    General Motors Acceptance Corp., 6.875%,
       8/28/12 .............................................                                            200,000            205,603
    Graphic Packaging International Corp., senior note,
       8.50%, 8/15/11 ......................................                                            200,000            208,000
    GSC Holdings Corp., senior note, 8.00%,
       10/01/12 ............................................                                            200,000            210,000
    Hanover Compressor Co., senior note, 7.50%,
       4/15/13 .............................................                                            100,000            101,500
  a HCA Inc., senior secured note, 144A, 9.125%,
       11/15/14 ............................................                                            200,000            214,250
    Host Marriott LP, senior note, M, 7.00%, 8/15/12 .......                                            200,000            204,000
  a Huntsman International LLC, senior note, 144A,
       7.875%, 11/15/14 ....................................                                            100,000            101,250
    Iron Mountain Inc., senior sub. note, 8.75%,
       7/15/18 .............................................                                            100,000            106,500
    JohnsonDiversey Inc., senior sub. note, B, 9.625%,
       5/15/12 .............................................                                            100,000            105,250
    Jostens IH Corp., senior sub. note, 7.625%,
       10/01/12 ............................................                                            200,000            203,500


14 | Quarterly Statements of Investments

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                         PRINCIPAL AMOUNT c      VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    JSG Funding PLC, senior sub. note, 7.75%,
       4/01/15 .............................................                                            100,000       $     96,500
    KB Home, senior note, 6.25%, 6/15/15 ...................                                            200,000            187,828
    L-3 Communications Corp., senior sub. note,
       5.875%, 1/15/15 .....................................                                            100,000             97,000
    L-3 Communications Corp., senior sub. note,
       6.375%, 10/15/15 ....................................                                            100,000             99,500
  a Lamar Media Corp., senior sub. note, 144A,
       6.625%, 8/15/15 .....................................                                             50,000             49,812
    Lamar Media Corp., senior sub. note, 6.625%,
       8/15/15 .............................................                                             50,000             49,813
    Liberty Media Corp., senior note, 5.70%, 5/15/13 .......                                            200,000            189,427
    LIN Television Corp., senior sub. note, 6.50%,
       5/15/13 .............................................                                            200,000            191,500
    Lyondell Chemical Co., senior note, 8.00%,
       9/15/14 .............................................                                            200,000            208,500
    Mariner Energy Inc., senior note, 7.50%,
       4/15/13 .............................................                                            150,000            146,250
    Markwest Energy Partners LP, senior note,
       6.875%, 11/01/14 ....................................                                            200,000            194,000
    MGM MIRAGE Inc., senior note, 6.625%,
       7/15/15 .............................................                                            150,000            143,625
  a Michaels Stores Inc., senior note, 144A, 10.00%,
       11/01/14 ............................................                                            200,000            209,000
    Midwest Generation LLC, senior secured note,
       8.75%, 5/01/34 ......................................                                             50,000             54,500
    Mirant North America LLC, senior note, 7.375%,
       12/31/13 ............................................                                            100,000            102,000
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ..........                                            200,000            212,750
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 ..........                                            150,000            147,750
    NRG Energy Inc., senior note, 7.375%, 2/01/16 ..........                                            200,000            201,500
    Owens-Brockway Glass Container Inc., senior note,
       6.75%, 12/01/14 .....................................                                            200,000            195,000
    Peabody Energy Corp., senior note, 7.375%,
       11/01/16 ............................................                                            100,000            107,000
    Pinnacle Entertainment Inc., senior sub. note,
       8.25%, 3/15/12 ......................................                                            100,000            101,500
    Pinnacle Entertainment Inc., senior sub. note,
       8.75%, 10/01/13 .....................................                                            100,000            106,500
    Pogo Producing Co., senior sub. note, 7.875%,
       5/01/13 .............................................                                            150,000            153,000
    Qwest Communications International Inc.,
       senior note, 7.50%, 2/15/14 .........................                                            100,000            103,500
    R.H. Donnelley Corp., senior note, 8.875%,
       1/15/16 .............................................                                            150,000            158,250
    Radio One Inc., senior sub. note, 6.375%,
       2/15/13 .............................................                                            200,000            188,000


                                        Quarterly Statements of Investments | 15

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                         PRINCIPAL AMOUNT c      VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
  a Rainbow National Services LLC, senior sub. deb.,
       144A, 10.375%, 9/01/14 ..............................                                            100,000       $    111,625
  a RBS Global & Rexnord Corp., senior note, 144A,
       9.50%, 8/01/14 ......................................                                            200,000            209,000
  a Rental Service Corp., senior note, 144A, 9.50%,
       12/01/14 ............................................                                            100,000            103,750
    Reynolds American Inc., senior secured note,
       7.625%, 6/01/16 .....................................                                            200,000            212,907
    Royal Caribbean Cruises Ltd., senior deb., 7.25%,
       3/15/18 .............................................                                            150,000            152,353
    Sanmina-SCI Corp., senior sub. note, 8.125%,
       3/01/16 .............................................                                            200,000            194,500
    Smithfield Foods Inc., senior note, 7.00%,
       8/01/11 .............................................                                            150,000            152,250
    Solectron Global Finance Ltd., senior sub. note,
       8.00%, 3/15/16 ......................................                                            200,000            203,500
    Station Casinos Inc., senior sub. note, 6.875%,
       3/01/16 .............................................                                            200,000            180,500
    SunGard Data Systems Inc., senior note, 9.125%,
       8/15/13 .............................................                                            100,000            105,500
    SunGard Data Systems Inc., senior sub note,
       10.25%, 8/15/15 .....................................                                            100,000            107,250
    Tenet Healthcare Corp., senior note, 6.375%,
       12/01/11 ............................................                                            200,000            184,000
    Toyota Motor Credit Corp., 12.50%, 11/19/07 ............                                         30,000,000 ISK        421,753
    TXU Corp., senior note, P, 5.55%, 11/15/14 .............                                            150,000            143,151
    United Rentals North America Inc., senior sub.
       note, 7.75%, 11/15/13 ...............................                                            200,000            201,750
    Vanguard Health Holding Co. II LLC, senior sub.
       note, 9.00%, 10/01/14 ...............................                                            200,000            203,500
  a Verso Paper Holdings LLC, senior secured note,
       144A, 9.125%, 8/01/14 ...............................                                            150,000            157,125
  a Windstream Corp., senior note, 144A, 8.625%,
       8/01/16 .............................................                                            150,000            165,000
                                                                                                                      ------------
                                                                                                                        12,847,763
                                                                                                                      ------------
    TOTAL CORPORATE BONDS & NOTES
       (COST $16,102,482) ..................................                                                            16,305,969
                                                                                                                      ------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 26.8%
    ARGENTINA 1.2%
d,e Government of Argentina, FRN, 5.475%, 8/03/12 ..........                                          6,770,000          4,814,657
                                                                                                                      ------------
    AUSTRALIA 0.4%
    New South Wales Treasury Corp., 8.00%,
       3/01/08 .............................................                                            845,000 AUD        678,656
    Queensland Treasury Corp., Series 07G, 8.00%,
       9/14/07 .............................................                                          1,085,000 AUD        866,469
                                                                                                                      ------------
                                                                                                                         1,545,125
                                                                                                                      ------------


16 | Quarterly Statements of Investments

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                        PRINCIPAL AMOUNT c      VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    AUSTRIA 0.0% b
    Government of Austria,
       5.00%, 7/15/12 ........................................................................           5,000 EUR    $      6,939
       4.65%, 1/15/18 ........................................................................          55,000 EUR          76,678
                                                                                                                      ------------
                                                                                                                            83,617
                                                                                                                      ------------
    BRAZIL 4.4%
    Nota Do Tesouro Nacional,
       9.762%, 1/01/10 .......................................................................           4,350 f BRL     1,920,670
       9.762%, 1/01/12 .......................................................................          22,800 f BRL     9,741,197
       9.762%, 1/01/14 .......................................................................           5,000 f BRL     2,078,269
       Index Linked, 6.00%, 11/15/09 .........................................................           2,350 f BRL     1,691,641
       Index Linked, 6.00%, 5/15/15 ..........................................................           2,600 f BRL     1,755,014
                                                                                                                      ------------
                                                                                                                        17,186,791
                                                                                                                      ------------
    CANADA 1.5%
    Government of Canada,
       7.25%, 6/1/07 .........................................................................         700,000 CAD         608,101
       4.50%, 9/01/07 ........................................................................         545,000 CAD         468,674
       6.00%, 6/01/08 ........................................................................         315,000 CAD         277,389
       10.00%, 6/01/08 .......................................................................       4,715,000 CAD       4,373,003
                                                                                                                      ------------
                                                                                                                         5,727,167
                                                                                                                      ------------
    COLOMBIA 0.7%
    Government of Colombia, 12.00%, 10/22/15 .................................................   4,925,000,000 COP       2,610,109
                                                                                                                      ------------
    EL SALVADOR 0.0% b
  a Government of El Salvador, 144A, 7.65%,
       6/15/35 ...............................................................................         100,000             114,000
                                                                                                                      ------------
    FINLAND 0.0% b
    Government of Finland, 5.375%, 7/04/13 ...................................................          10,000 EUR          14,273
                                                                                                                      ------------
    FRANCE 0.0% b
    Government of France,
       4.25%, 4/25/19 ........................................................................          25,000 EUR          33,709
       6.00%, 10/25/25 .......................................................................          70,000 EUR         115,356
                                                                                                                      ------------
                                                                                                                           149,065
                                                                                                                      ------------
    GERMANY 0.0% b
    Government of Germany, 3.75%, 7/04/13 ....................................................          15,000 EUR          19,583
                                                                                                                      ------------
    GREECE 0.0% b
    Government of the Hellenic Republic,
       4.60%, 5/20/13 ........................................................................           5,000 EUR           6,784
       5.90%, 10/22/22 .......................................................................           5,000 EUR           7,749
                                                                                                                      ------------
                                                                                                                            14,533
                                                                                                                      ------------


                                        Quarterly Statements of Investments | 17

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                       PRINCIPAL AMOUNT c       VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    INDONESIA 3.7%
    Government of Indonesia,
       13.15%, 3/15/10 .......................................................................     500,000,000 IDR    $     61,920
       15.425%, 9/15/10 ......................................................................   1,550,000,000 IDR         204,120
       10.00%, 10/15/11 ......................................................................   3,375,000,000 IDR         375,058
       13.15%, 1/15/12 .......................................................................   2,700,000,000 IDR         337,608
       11.00%, 12/15/12 ......................................................................     100,000,000 IDR          11,821
       14.25%, 6/15/13 .......................................................................  10,805,000,000 IDR       1,465,736
       14.275%, 12/15/13 .....................................................................   2,615,000,000 IDR         356,165
       11.00%, 10/15/14 ......................................................................     980,000,000 IDR         115,914
       9.50%, 6/15/15 ........................................................................   4,937,000,000 IDR         529,665
       10.75%, 5/15/16 .......................................................................   3,050,000,000 IDR         347,444
       10.00%, 7/15/17 .......................................................................   4,156,000,000 IDR         463,267
       11.50%, 9/15/19 .......................................................................   7,315,000,000 IDR         876,679
       11.00%, 11/15/20 ......................................................................  15,000,000,000 IDR       1,765,858
       12.80%, 6/15/21 .......................................................................  18,487,000,000 IDR       2,456,436
       12.90%, 6/15/22 .......................................................................  10,410,000,000 IDR       1,396,816
       11.75%, 8/15/23 .......................................................................  16,575,000,000 IDR       1,991,440
       11.00%, 9/15/25 .......................................................................  15,250,000,000 IDR       1,791,474
       12.00%, 9/15/26 .......................................................................   1,600,000,000 IDR         202,368
                                                                                                                      ------------
                                                                                                                        14,749,789
                                                                                                                      ------------
    IRAQ 1.2%
  a Government of Iraq, 144A, 5.80%, 1/15/28 .................................................       7,400,000           4,828,500
                                                                                                                      ------------
    IRELAND 0.0% b
    Government of Ireland,
       5.00%, 4/18/13 ........................................................................           5,000 EUR           6,986
       4.60%, 4/18/16 ........................................................................           5,000 EUR           6,919
                                                                                                                      ------------
                                                                                                                            13,905
                                                                                                                      ------------
    MALAYSIA 2.2%
    Government of Malaysia,
       8.60%, 12/01/07 .......................................................................      24,800,000 MYR       7,347,854
       3.135%, 12/17/07 ......................................................................       2,700,000 MYR         762,533
       6.45%, 7/01/08 ........................................................................       2,075,000 MYR         612,742
       4.305%, 2/27/09 .......................................................................         285,000 MYR          81,915
                                                                                                                      ------------
                                                                                                                         8,805,044
                                                                                                                      ------------
    MEXICO 0.6%
    Government of Mexico,
       10.00%, 12/05/24 ......................................................................         185,000 MXN       2,126,102
     a 144A, 7.50%, 3/08/10 ..................................................................          45,000 EUR          64,885
                                                                                                                      ------------
                                                                                                                         2,190,987
                                                                                                                      ------------
    NETHERLANDS 0.0% b
    Government of the Netherlands, 4.25%,
       7/15/13 ...............................................................................           5,000 EUR           6,715
                                                                                                                      ------------
    NEW ZEALAND 0.2%
    Government of New Zealand, 6.00%, 4/15/15 ................................................         830,000 NZD         586,155
                                                                                                                      ------------


18 | Quarterly Statements of Investments

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                        PRINCIPAL AMOUNT c       VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    NORWAY 1.8%
    Government of Norway, 6.75%, 1/15/07 .....................................................      44,010,000 NOK    $  7,064,842
                                                                                                                      ------------
    PERU 1.9%
    Government of Peru,
       8.60%, 8/12/17 ........................................................................       4,830,000 PEN       1,784,465
       7.84%, 8/12/20 ........................................................................       2,190,000 PEN         781,807
       7.35%, 7/21/25 ........................................................................       3,490,000           3,928,693
       8.75%, 11/21/33 .......................................................................         590,000             778,800
                                                                                                                      ------------
                                                                                                                         7,273,765
                                                                                                                      ------------
    PHILIPPINES 0.1%
    Government of the Philippines,
       9.00%, 2/15/13 ........................................................................          20,000              23,200
       8.875%, 3/17/15 .......................................................................         205,000             242,290
                                                                                                                      ------------
                                                                                                                           265,490
                                                                                                                      ------------
    POLAND 1.5%
    Government of Poland,
       8.50%, 5/12/07 ........................................................................       5,905,000 PLN       2,065,523
       5.75%, 6/24/08 ........................................................................         350,000 PLN         122,638
       6.00%, 5/24/09 ........................................................................       2,265,000 PLN         804,153
       6.25%, 10/24/15 .......................................................................         855,000 PLN         316,197
       5.75%, 9/23/22 ........................................................................       7,050,000 PLN       2,534,387
                                                                                                                      ------------
                                                                                                                         5,842,898
                                                                                                                      ------------
    SINGAPORE 0.1%
    Government of Singapore, 4.00%, 3/01/07 ..................................................         850,000 SGD         554,866
                                                                                                                      ------------
    SLOVAK REPUBLIC 0.2%
    Government of Slovakia,
       8.50%, 8/17/10 ........................................................................      10,000,000 SKK         437,102
       4.90%, 2/11/14 ........................................................................       3,500,000 SKK         139,456
       5.30%, 5/12/19 ........................................................................       9,200,000 SKK         387,203
                                                                                                                      ------------
                                                                                                                           963,761
                                                                                                                      ------------
    SOUTH KOREA 1.6%
    Korea Treasury Note,
       4.75%, 3/03/07 ........................................................................   3,350,000,000 KRW       3,600,939
       4.75%, 3/12/08 ........................................................................   1,025,000,000 KRW       1,098,853
       4.25%, 9/10/08 ........................................................................   1,600,000,000 KRW       1,701,222
                                                                                                                      ------------
                                                                                                                         6,401,014
                                                                                                                      ------------
    SPAIN 0.1%
    Government of Spain, 7.35%, 3/31/07 ......................................................         210,000 EUR         279,567
                                                                                                                      ------------
    SUPRANATIONAL g 0.1%
    Inter-American Development Bank, 9.00%,
       1/04/07 ...............................................................................      28,500,000 ISK         401,267
                                                                                                                      ------------
    SWEDEN 3.0%
    Government of Sweden, 8.00%, 8/15/07 .....................................................      78,515,000 SEK      11,776,333
                                                                                                                      ------------


                                        Quarterly Statements of Investments | 19

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                        PRINCIPAL AMOUNT c       VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    THAILAND 0.3%
    Bank of Thailand Bond,
       5.00%, 1/12/08 ........................................................................       3,910,000 THB    $    110,326
       5.50%, 8/10/08 ........................................................................       6,460,000 THB         182,820
    Government of Thailand, 5.60%, 7/07/07 ...................................................      31,510,000 THB         891,985
                                                                                                                      ------------
                                                                                                                         1,185,131
                                                                                                                      ------------
    TOTAL FOREIGN GOVERNMENT AND
       AGENCY SECURITIES (COST $98,391,331) ..................................................                         105,468,949
                                                                                                                      ------------
    WARRANTS 0.5%
    ARGENTINA 0.5%
  h Government of Argentina, wts., 12/15/35 ..................................................       3,945,000 EUR         687,403
  h Government of Argentina, wts., 12/15/35 ..................................................       8,355,000           1,148,812
                                                                                                                      ------------
    TOTAL WARRANTS (COST $1,324,274) .........................................................                           1,836,215
                                                                                                                      ------------
    TOTAL LONG TERM INVESTMENTS
       (COST $316,720,033) ...................................................................                         347,966,653
                                                                                                                      ------------
    SHORT TERM INVESTMENTS 10.5%
    FOREIGN GOVERNMENT SECURITIES 5.7%
    EGYPT 3.8%
  i Egypt Treasury Bills, 1/16/07 - 11/20/07 .................................................      90,500,000 EGP      14,902,404
                                                                                                                      ------------
    SWEDEN 0.2%
  i Swedish Treasury Bills, 9/19/07 - 12/19/07 ...............................................       5,125,000 SEK         730,379
                                                                                                                      ------------
    THAILAND 1.7%
  i Thailand Treasury Bills, 5/03/07 - 12/06/07 ..............................................     242,000,000 THB       6,639,233
                                                                                                                      ------------
    TOTAL FOREIGN GOVERNMENT SECURITIES
       (COST $21,918,004) ....................................................................                          22,272,016
                                                                                                                      ------------

                                                                                                    ----------
                                                                                                      SHARES
                                                                                                    ----------
    MONEY MARKET FUND (COST $18,924,720) 4.8%
    UNITED STATES 4.8%
  j Franklin Institutional Fiduciary Trust Money
       Market Portfolio, 4.97% ...............................................................      18,924,720          18,924,720
                                                                                                                      ------------
    TOTAL SHORT TERM INVESTMENTS
       (COST $40,842,724) ....................................................................                          41,196,736
                                                                                                                      ------------


20 | Quarterly Statements of Investments

Templeton Global Investment Trust

-------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                             VALUE
-------------------------------------------------------------------------------
    TOTAL INVESTMENTS
       (COST $357,562,757) 98.8% ..................................$389,163,389
                                                                   ------------
    NET UNREALIZED LOSS ON FORWARD
       EXCHANGE CONTRACTS 0.0% b ..................................     (15,262)
    OTHER ASSETS, LESS LIABILITIES 1.2% ...........................   4,761,165
                                                                   ------------
    NET ASSETS 100.0% .............................................$393,909,292
                                                                    ============

See Currency and Selected Portfolio Abbreviations on page 26.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2006, the aggregate value of these securities was $7,722,272, representing 1.96% of net assets.

b     Rounds to less than 0.1% of net assets.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     The coupon rate shown represents the rate at period end.

e The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

f     Principal is stated in 100 Real units.

g A supranational organization is an entity formed by two or more central governments through international treaties.

h Warrants are linked to the Argentine Republic Gross Domestic Product (GDP) and do not pay principal over life of security or at expiration. Warrants entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked warrants.

i     The security is traded on a discount basis with no stated coupon rate.

j The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INTERNATIONAL (EX EM) FUND                                  INDUSTRY                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 95.6%
    COMMON STOCKS 94.8%
    AUSTRALIA 2.3%
    National Australia Bank Ltd. ....................                 Commercial Banks                       33,486   $  1,067,927
    PaperlinX Ltd. ..................................             Paper & Forest Products                   163,414        506,966
    Qantas Airways Ltd. .............................                     Airlines                          178,820        736,858
                                                                                                                      ------------
                                                                                                                         2,311,751
                                                                                                                      ------------
    BERMUDA 2.0%
    ACE Ltd. ........................................                    Insurance                           15,790        956,400
    XL Capital Ltd., A ..............................                    Insurance                           15,180      1,093,264
                                                                                                                      ------------
                                                                                                                         2,049,664
                                                                                                                      ------------
    CANADA 1.3%
    Barrick Gold Corp. ..............................                 Metals & Mining                        18,310        563,324
    BCE Inc. ........................................      Diversified Telecommunication Services            28,175        759,232
                                                                                                                      ------------
                                                                                                                         1,322,556
                                                                                                                      ------------
    DENMARK 2.1%
  a Vestas Wind Systems AS ..........................               Electrical Equipment                     49,600      2,096,226
                                                                                                                      ------------
    FINLAND 2.3%
    Stora Enso OYJ, R ...............................             Paper & Forest Products                    71,220      1,128,168
    UPM-Kymmene OYJ .................................             Paper & Forest Products                    48,740      1,230,166
                                                                                                                      ------------
                                                                                                                         2,358,334
                                                                                                                      ------------
    FRANCE 6.8%
    AXA SA ..........................................                    Insurance                           36,348      1,471,583
    France Telecom SA ...............................      Diversified Telecommunication Services            54,786      1,515,109
    Sanofi-Aventis ..................................                 Pharmaceuticals                        17,480      1,614,059
    Suez SA .........................................                 Multi-Utilities                        26,961      1,396,190
    Total SA, B .....................................           Oil, Gas & Consumable Fuels                  11,600        836,833
                                                                                                                      ------------
                                                                                                                         6,833,774
                                                                                                                      ------------
    GERMANY 8.4%
    BASF AG .........................................                    Chemicals                           13,020      1,273,389
    Bayerische Motoren Werke AG .....................                   Automobiles                          22,864      1,315,919
    Celesio AG ......................................         Health Care Providers & Services               15,190        808,278
    Deutsche Post AG ................................             Air Freight & Logistics                    50,840      1,536,850
    E.ON AG .........................................                Electric Utilities                      11,560      1,576,182
    SAP AG ..........................................                     Software                            8,440        449,437
    Siemens AG ......................................             Industrial Conglomerates                   14,810      1,477,975
                                                                                                                      ------------
                                                                                                                         8,438,030
                                                                                                                      ------------
    HONG KONG 4.4%
    Cheung Kong (Holdings) Ltd. .....................                   Real Estate                         152,000      1,870,899
    Hutchison Whampoa Ltd. ..........................             Industrial Conglomerates                  111,000      1,127,957
    Swire Pacific Ltd., A ...........................                   Real Estate                          79,000        848,480
    Yue Yuen Industrial Holdings Ltd. ...............         Textiles, Apparel & Luxury Goods              192,500        611,217
                                                                                                                      ------------
                                                                                                                         4,458,553
                                                                                                                      ------------


22 | Quarterly Statements of Investments

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INTERNATIONAL (EX EM) FUND                                  INDUSTRY                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    ITALY 4.5%
    Eni SpA .........................................           Oil, Gas & Consumable Fuels                  54,250   $  1,824,692
    Mediaset SpA ....................................                      Media                            102,155      1,212,299
    UniCredito Italiano SpA .........................                 Commercial Banks                      164,317      1,440,260
                                                                                                                      ------------
                                                                                                                         4,477,251
                                                                                                                      ------------
    JAPAN 8.1%
    Hitachi Ltd. ....................................        Electronic Equipment & Instruments              82,000        511,144
    Matsushita Electric Industrial Co. Ltd. .........                Household Durables                      42,000        837,989
    NEC Corp. .......................................             Computers & Peripherals                    67,000        320,267
    Nomura Holdings Inc. ............................                 Capital Markets                        41,000        773,260
    Olympus Corp. ...................................         Health Care Equipment & Supplies               16,337        513,298
    Shinsei Bank Ltd. ...............................                 Commercial Banks                       55,000        323,434
  b Shinsei Bank Ltd., 144A .........................                 Commercial Banks                        8,000         47,045
    Sompo Japan Insurance Inc. ......................                    Insurance                           68,000        831,184
    Sony Corp. ......................................                Household Durables                      22,840        978,569
    Sumitomo Mitsui Financial Group Inc. ............                 Commercial Banks                          142      1,455,370
    Takeda Pharmaceutical Co. Ltd. ..................                 Pharmaceuticals                        21,800      1,496,249
                                                                                                                      ------------
                                                                                                                         8,087,809
                                                                                                                      ------------
    NETHERLANDS 5.4%
    Akzo Nobel NV ...................................                    Chemicals                           15,900        969,892
    ING Groep NV ....................................          Diversified Financial Services                49,523      2,195,874
    Koninklijke Philips Electronics NV ..............                Household Durables                      25,750        971,131
    Reed Elsevier NV ................................                      Media                             73,580      1,254,910
                                                                                                                      ------------
                                                                                                                         5,391,807
                                                                                                                      ------------
    NORWAY 1.8%
    Norsk Hydro ASA .................................           Oil, Gas & Consumable Fuels                  21,405        664,229
    Telenor ASA .....................................      Diversified Telecommunication Services            58,560      1,101,123
                                                                                                                      ------------
                                                                                                                         1,765,352
                                                                                                                      ------------
    PORTUGAL 0.5%
    Portugal Telecom SGPS SA ........................      Diversified Telecommunication Services            36,610        475,538
                                                                                                                      ------------
    SINGAPORE 2.5%
    DBS Group Holdings Ltd. .........................                 Commercial Banks                       64,000        943,232
    Singapore Telecommunications Ltd. ...............      Diversified Telecommunication Services           504,000      1,078,040
    Venture Corp. Ltd. ..............................        Electronic Equipment & Instruments              60,000        528,221
                                                                                                                      ------------
                                                                                                                         2,549,493
                                                                                                                      ------------
    SPAIN 5.5%
    Banco Santander Central Hispano SA ..............                 Commercial Banks                       59,597      1,112,408
  b Banco Santander Central Hispano SA, 144A ........                 Commercial Banks                          459          8,568
    Endesa SA .......................................                Electric Utilities                      16,427        776,954
    Iberdrola SA, Br. ...............................                Electric Utilities                      21,212        927,390
    Repsol YPF SA ...................................           Oil, Gas & Consumable Fuels                  40,000      1,383,412
    Telefonica SA ...................................      Diversified Telecommunication Services            62,992      1,340,420
                                                                                                                      ------------
                                                                                                                         5,549,152
                                                                                                                      ------------


                                        Quarterly Statements of Investments | 23

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INTERNATIONAL (EX EM) FUND                                  INDUSTRY                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    SWEDEN 4.5%
    Assa Abloy AB, B ................................                Building Products                       24,180   $    525,867
    Atlas Copco AB, A ...............................                    Machinery                           34,500      1,158,191
  a Husqvarna AB, B .................................                Household Durables                      17,450        272,529
    Nordea Bank AB ..................................                 Commercial Banks                       87,870      1,353,089
    Securitas AB, B .................................          Commercial Services & Supplies                31,460        487,889
  a Securitas Systems AB ............................          Commercial Services & Supplies                31,460        127,196
    Swedbank AB, A ..................................                 Commercial Banks                       16,560        600,648
                                                                                                                      ------------
                                                                                                                         4,525,409
                                                                                                                      ------------
    SWITZERLAND 4.1%
    Nestle SA .......................................                  Food Products                          2,890      1,026,934
    Novartis AG .....................................                 Pharmaceuticals                        18,270      1,053,274
    Swiss Reinsurance Co. ...........................                    Insurance                           11,391        968,452
    UBS AG ..........................................                 Capital Markets                        16,900      1,026,995
                                                                                                                      ------------
                                                                                                                         4,075,655
                                                                                                                      ------------
    UNITED KINGDOM 28.3%
    Alliance Boots PLC ..............................             Food & Staples Retailing                   73,129      1,200,118
    Amvescap PLC ....................................                 Capital Markets                        88,850      1,037,036
    Aviva PLC .......................................                    Insurance                           78,850      1,269,298
    BAE Systems PLC .................................               Aerospace & Defense                     129,042      1,075,910
    BHP Billiton PLC ................................                 Metals & Mining                        24,519        448,717
    BP PLC ..........................................           Oil, Gas & Consumable Fuels                  83,831        931,667
    British Sky Broadcasting Group PLC ..............                      Media                            123,925      1,266,834
    Burberry Group PLC ..............................         Textiles, Apparel & Luxury Goods               53,050        670,613
    Centrica PLC ....................................                 Multi-Utilities                       174,080      1,208,524
    Compass Group PLC ...............................          Hotels, Restaurants & Leisure                280,460      1,592,792
    Electrocomponents PLC ...........................        Electronic Equipment & Instruments              82,870        475,911
    GKN PLC .........................................                 Auto Components                        78,958        429,864
    GlaxoSmithKline PLC .............................                 Pharmaceuticals                        73,539      1,935,563
    Group 4 Securicor PLC ...........................          Commercial Services & Supplies               288,130      1,060,807
    HSBC Holdings PLC ...............................                 Commercial Banks                       53,415        979,153
    Kingfisher PLC ..................................                 Specialty Retail                      201,702        942,082
    Marks & Spencer Group PLC .......................                 Multiline Retail                       86,602      1,216,011
    Pearson PLC .....................................                      Media                             62,547        945,002
  a Rolls-Royce Group PLC ...........................               Aerospace & Defense                      82,558        723,911
  a Rolls-Royce Group PLC, B ........................               Aerospace & Defense                   4,056,744          8,064
    Royal Bank of Scotland Group PLC ................                 Commercial Banks                       38,985      1,521,581
    Royal Dutch Shell PLC, B ........................           Oil, Gas & Consumable Fuels                  29,741      1,042,555
    Shire PLC .......................................                 Pharmaceuticals                        37,810        784,139
    Smiths Group PLC ................................             Industrial Conglomerates                   34,640        672,606
a,b Standard Life Assurance Co., 144A ...............                    Insurance                           77,260        447,476
    Unilever PLC ....................................                  Food Products                         38,902      1,087,904
    Vodafone Group PLC ..............................       Wireless Telecommunication Services             579,257      1,605,159
    William Morrison Supermarkets PLC ...............             Food & Staples Retailing                  255,276      1,272,296
    Yell Group PLC ..................................                      Media                             52,380        584,697
                                                                                                                      ------------
                                                                                                                        28,436,290
                                                                                                                      ------------


24 | Quarterly Statements of Investments

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INTERNATIONAL (EX EM) FUND                                                         PRINCIPAL AMOUNT c      VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    TOTAL COMMON STOCKS
       (COST $62,078,304) ...........................                                                                 $ 95,202,644
                                                                                                                      ------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.8%
    AUSTRALIA 0.2%
    Queensland Treasury Corp., 6.00%, 8/14/13 .......                                                   330,000 AUD        258,397
                                                                                                                      ------------
    SINGAPORE 0.1%
    Government of Singapore, 1.75%, 2/01/07 .........                                                   100,000 SGD         65,137
                                                                                                                      ------------
    SWEDEN 0.5%
    Government of Sweden,
       6.50%, 5/05/08 ...............................                                                   820,000 SEK        124,068
       5.50%, 10/08/12 ..............................                                                 2,300,000 SEK        364,209
                                                                                                                      ------------
                                                                                                                           488,277
                                                                                                                      ------------
    TOTAL FOREIGN GOVERNMENT AND
       AGENCY SECURITIES (COST $713,700) ............                                                                      811,811
                                                                                                                      ------------
    TOTAL LONG TERM INVESTMENTS
       (COST $62,792,004) ...........................                                                                   96,014,455
                                                                                                                      ------------
    SHORT TERM INVESTMENT (COST $4,287,875) 4.3%
    UNITED STATES 4.3%
  d U.S. Treasury Bills, 1/11/07 - 5/24/07 ..........                                                 4,349,000          4,289,929
                                                                                                                      ------------
    TOTAL INVESTMENTS
       (COST $67,079,879) 99.9% .....................                                                                  100,304,384
    OTHER ASSETS, LESS LIABILITIES 0.1% .............                                                                       70,734
                                                                                                                      ------------
    NET ASSETS 100.0% ...............................                                                                 $100,375,118
                                                                                                                      ============

See Currency Abbreviations on page 26.

a     Non-income producing for the twelve months ended December 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2006, the aggregate value of these securities was $503,089, representing 0.50% of net assets.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD  -  Australian Dollar
CAD  -  Canadian Dollar
COP  -  Colombian Peso
EGP  -  Egyptian Pound
EUR  -  Euro
IDR  -  Indonesian Rupiah
ISK  -  Iceland Krona
KRW  -  Korean Won
MYR  -  Malaysian Ringgit
NOK  -  Norwegian Krone
NZD  -  New Zealand Dollar
PEN  -  Peruvian Nuevo Sol
PLN  -  Polish Zloty
SEK  -  Swedish Krona
SGD  -  Singapore Dollar
SKK  -  Slovak Koruna
THB  -  Thailand Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR  -  American Depository Receipt
FDR  -  Foreign Depository Receipt
FRN  -  Floating Rate Note
GDR  -  Global Depository Receipt


26 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Global Investment Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Templeton Global Investment Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of four series (the Funds).

1. INCOME TAXES

At December 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                ---------------------------------------------------------------
                                                                  TEMPLETON                        TEMPLETON
                                                  TEMPLETON        EMERGING        TEMPLETON     INTERNATIONAL
                                                    BRIC           MARKETS          INCOME          (EX EM)
                                                    FUND        SMALL CAP FUND       FUND             FUND
                                                ---------------------------------------------------------------
Cost of investments ..........................  $ 158,073,052   $  28,761,298    $ 358,510,867   $  67,124,373
                                                ==============================================================

Unrealized appreciation ......................  $  22,563,942   $   1,551,226    $  32,045,078   $  33,847,705
Unrealized depreciation ......................       (363,436)       (589,224)      (1,392,556)       (667,694)
                                                --------------------------------------------------------------
Net unrealized appreciation (depreciation) ...  $  22,200,506   $     962,002    $  30,652,522   $  33,180,011
                                                ==============================================================

2. FORWARD EXCHANGE CONTRACTS

At December 31, 2006, Templeton Income Fund had the following forward exchange contracts outstanding:

                                               CONTRACT      SETTLEMENT   UNREALIZED   UNREALIZED
                                               AMOUNT a         DATE         GAIN         LOSS
--------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
          800,000   Brazilian Real ........     336,205        1/04/07     $ 37,810
       47,300,000   Thailand Baht .........   1,250,000        2/09/07       66,998
      244,000,000   Korean Won ............     264,642        2/12/07                 $   (2,029)
        1,526,000   Norwegian Krona .......     255,800        2/12/07                    (10,576)
          392,000   Singapore Dollar ......     253,968        2/12/07        2,253
          210,000   Canadian Dollar .......     190,183        2/20/07                     (9,688)
        1,350,000   Swedish Krona .........     186,722        2/20/07       10,983
          926,275   Brazilian Real ........     395,000        2/21/07       34,557
       48,073,500   Japanese Yen ..........     450,000        2/22/07                    (43,212)
          988,000   Brazilian Real ........     400,000        2/26/07       57,845
          300,000   Canadian Dollar .......     268,938        2/26/07                    (11,047)
      250,000,000   Korean Won ............     265,844        2/26/07        3,300
        1,600,000   Norwegian Krona .......     269,156        2/26/07                    (11,901)
          400,000   Singapore Dollar ......     256,066        2/26/07        5,565
          982,800   Brazilian Real ........     390,000        2/28/07       65,292
       11,000,000   Norwegian Krona .......   1,844,183        3/01/07                    (75,344)
        1,400,000   Singapore Dollar ......     905,094        3/01/07       10,751
       43,460,000   Japanese Yen ..........     400,000        3/05/07                    (31,730)
      172,296,000   Japanese Yen ..........   1,600,000        3/07/07                   (139,614)
        4,723,600   Norwegian Krona .......     800,000        3/07/07                    (40,251)
        5,572,320   Swedish Krona .........     800,000        3/07/07       16,728


                                        Quarterly Statements of Investments | 27

Templeton Global Investment Trust

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                               CONTRACT      SETTLEMENT   UNREALIZED   UNREALIZED
                                               AMOUNT a         DATE         GAIN         LOSS
--------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
          744,000   Romania Leu ...........     200,000 EUR    3/28/07     $ 23,537
       49,983,750   Japanese Yen ..........     450,000        4/16/07                 $  (24,108)
      526,500,000   Korean Won ............     558,029        4/16/07        9,431
      735,000,000   Korean Won ............     776,545        4/18/07       15,670
        1,200,000   Singapore Dollar ......     764,770        4/19/07       22,250
        2,942,800   Romania Leu ...........     800,000 EUR    4/23/07       78,145
      202,428,000   Japanese Yen ..........   1,800,000        4/26/07                    (72,985)
          450,000   Singapore Dollar ......     289,240        5/15/07        6,297
          800,000   Canadian Dollar .......     718,197        5/17/07                    (28,820)
        7,000,000   Swedish Krona .........     988,701        5/18/07       40,982
    1,250,000,000   Indian Rupee ..........     132,950        6/01/07        4,011
       39,250,000   Iceland Krona .........     528,904        6/20/07          375
       58,875,000   Iceland Krona .........     796,685        6/21/07                     (2,948)
          305,000   Canadian Dollar .......     275,716        6/27/07                    (12,570)
       58,875,000   Iceland Krona .........     790,268        6/27/07        2,378
        1,700,000   Norwegian Krona .......     263,068        6/27/07       11,353
        1,480,000   Swedish Krona .........     205,764        6/27/07       12,361
        1,600,000   Norwegian Krona .......     251,256        8/09/07        7,212
        3,950,000   Slovak Koruna .........     140,770        8/09/07       11,373
          950,000   Swedish Krona .........     135,135        8/09/07        5,111
      260,000,000   Korean Won ............     279,450        8/10/07        1,459
          415,000   Singapore Dollar ......     270,007        8/10/07        3,754
       21,000,000   Thailand Baht .........     572,831        8/10/07        9,298
          500,000   Singapore Dollar ......     329,229        9/26/07        1,367
      550,000,000   Korean Won ............     596,465        9/27/07                     (1,726)
       10,200,000   Indian Rupee ..........     336,667 NZD   10/29/07                     (6,896)
       20,400,000   Indian Rupee ..........     679,208 NZD   10/29/07                    (17,844)


28 | Quarterly Statements of Investments

Templeton Global Investment Trust

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                CONTRACT       SETTLEMENT   UNREALIZED   UNREALIZED
                                                AMOUNT a          DATE         GAIN         LOSS
----------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
          321,300   Euro ..................    45,390,051 JPY    3/06/07                 $  (40,764)
        8,607,263   Mexican Peso ..........   422,444,466 CLP    8/16/07    $    3,198
        6,018,330   Mexican Peso ..........   293,670,419 CLP    8/20/07                       (874)
        4,933,350   Mexican Peso ..........   236,573,874 CLP    9/12/07                     (8,072)
        1,809,177   Mexican Peso ..........    86,243,460 CLP    9/14/07                     (3,907)
                                                                            ------------------------
           Unrealized gain (loss) on forward exchange contracts                581,644     (596,906)
                                                                            ========================
              Net unrealized gain (loss) on forward exchange contracts                   $  (15,262)
                                                                                         ===========

a     In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

CLP  -  Chilean Peso
EUR  -  Euro
JPY  -  Japanese Yen
NZD  -  New Zealand Dollar

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 29

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


TEMPLETON GLOBAL INVESTMENT TRUST


By /s/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007


By /s/GALEN G. VETTER
   -------------------
Galen G. Vetter
Chief Financial Officer
Date  February 27, 2007